GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
9.	GOODWILL

The changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2010 and 2011 were as follows:

	2010			2011
	Enterprise	Financial		Enterprise	Financial
	Application	Industry	Total	Application	Industry	Total
	Services	IT Services		Services	IT Services

Gross amount:
Beginning balance	14,602	25,281	39,883	15,061	26,168	41,229
Goodwill arising from acquisitions	-	-	-	6,513	-	6,513
Exchange differences	459	887	1,346	1,000	942	1,942
Ending balance	15,061	26,168	41,229	22,574	27,110	49,684
Accumulated goodwill impairment loss:
Beginning balance	-	-	-	-	-	-
Addition Impairment	-	-	-	-	(21,457)	(21,457)
Exchange differences	-	-	-	-	(229)	(229)
Ending balance	-	-	-	-	(21,686)	(21,686)
Goodwill, net	15,061	26,168	41,229	22,574	5,424	27,998

The Group tested its goodwill for impairment at the following reporting units' level.

Enterprise application services - This reporting unit provides similar IT services to its customers located in China.  It includes all subsidiaries of the Group except for Bayshore, Yinfeng, Hwawei, VLife, Harmonation, Agree and Tansun.  The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit.

Financial industry IT services - This reporting unit provides similar system development and maintenance services to its customers within the financial industry located in China.  It includes Bayshore, Yinfeng, Agree, Tansun, Harmonation, Taiwan Camelot, Hwawei, Vlife.  The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit.

The Company had three reporting units:  China enterprise application services, China financial industry IT services ("China FIS"), and Taiwan financial industry IT services ("Taiwan FIS") as of December 31, 2009.  During 2010, upon the signing of the Economic Cooperation Framework Agreement between Mainland China and Taiwan, the Company's China FIS entities and Taiwan FIS entities started exploring opportunities in both areas. In anticipation of the synergy of between China FIS and Taiwan FIS, the Company has combined both businesses for future development of the financial industry IT services. The resources and technologies held by China FIS and Taiwan FIS are utilized to serve customers in both mainland China and Taiwan. Consequently, China FIS and Taiwan FIS are managed as one business and the combined financial information of the financial industry IT services is reviewed by the management for performance evaluation and decision making.  As a result, the Group had two reporting units as of December 31, 2010 and 2011: enterprise application services and financial industry IT services. The goodwill of US$1,837 acquired with the acquisitions of Hwawei, Vlife, and Harmonation, which was allocated to the reporting unit of Taiwan FIS as of December 31, 2009, was included in the reporting unit of financial industry IT services to retrospectively reflect the change in reporting units.

Due to the significant decline in its stock price and departures of the Company's previous chief executive officer of Agree and some of his team members, the Company performed impairment tests on the two reporting units as of September 30, 2011. The tests resulted in an impairment loss of $21,457 for Financial industry IT services. And no impairment loss needs to be recognized for Enterprise application services.

As of December 31, 2011, the Company performed its annual goodwill impairment tests and concluded that there was no goodwill impairment as of December 31, 2011.

In the goodwill impairment test, the Company used the income approach, which was believed to be more reliable than the market approach in determining the fair value of the Company’s reporting unit. Accordingly, it adopted a discounted cash flow (“DCF”) method under the income approach, which considers a number of factors that include expected future cash flows, growth rates, and discount rates, and requires the Company to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions are inherently uncertain and subjective.

When applying the DCF method for the reporting unit, the Company incorporated the use of projected financial information and a discount rate developed using market participant based assumptions. The cash flow projections were based on five-year financial forecasts developed by management that included revenue projections, capital spending trends, and investments in working capital to support anticipated revenue growth. With the consideration of the risk and nature of the reporting unit’s cash flows and the rates of return market participants would require to invest their capital in the reporting unit, the discount rate selected was 20.0% and 21.0% and terminal value growth rate was 3% and 3% for Enterprise application services and Financial industry IT services, respectively.